Subsequent Event (Annual Dividend Record Date And Payable Date) (Details)	12 Months Ended
Jan. 31, 2012
Quarter 1 Fiscal Year End 2013 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Of Record, Month, Day And Year	Mar. 12, 2012
Dividends Payable, Date To Be Paid, Month, Day And Year	Apr. 04, 2012
Quarter 2 Fiscal Year End 2013 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Of Record, Month, Day And Year	May 11, 2012
Dividends Payable, Date To Be Paid, Month, Day And Year	Jun. 04, 2012
Quarter 3 Fiscal Year End 2013 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Of Record, Month, Day And Year	Aug. 10, 2012
Dividends Payable, Date To Be Paid, Month, Day And Year	Sep. 04, 2012
Quarter 4 Fiscal Year End 2013 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Of Record, Month, Day And Year	Dec. 07, 2012
Dividends Payable, Date To Be Paid, Month, Day And Year	Jan. 02, 2013